Business Segments (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Financial Information by Business Segment
Prior period business segment information has been recast to enable comparison between the relevant amounts for the fiscal years ended March 31, 2024, 2025 and 2026.
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri that is included in the Global Commercial Banking Business Group, has been changed from the previous January to December period to an April to March period for consolidation purposes. Given the treatment of reporting lag changes under Japanese GAAP, there is no retrospective application of the change shown in the table below. In connection with this change, the segment amounts prepared in accordance with Japanese GAAP for the fiscal year ended March 31, 2025, reflect Krungsri's amounts for the fifteen-month period of January 1, 2024 to March 31, 2025.

	Customer Business							Global Markets Business Group	Other	Total
	Retail & Digital Business Group	Commercial Banking & Wealth Management Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2024:
Net revenue:	¥842.6	¥626.8	¥974.7	¥684.8	¥432.3	¥845.1	¥4,406.3	¥302.4	¥41.5	¥4,750.2
BK and TB(1):	319.4	420.3	795.3	29.1	118.6	763.1	2,445.8	12.2	108.0	2,566.0
Net interest income	248.1	199.5	488.7	29.3	14.7	398.7	1,379.0	85.5	152.4	1,616.9
Net fees	67.2	187.3	234.1	(0.1)	103.8	326.3	918.6	(13.3)	(19.9)	885.4
Other	4.1	33.5	72.5	(0.1)	0.1	38.1	148.2	(60.0)	(24.5)	63.7
Other than BK and TB	523.2	206.5	179.4	655.7	313.7	82.0	1,960.5	290.2	(66.5)	2,184.2
Operating expenses(2)	624.7	407.5	371.0	382.3	311.0	423.9	2,520.4	297.3	101.1	2,918.8
Operating profit (loss)	¥217.9	¥219.3	¥603.7	¥302.5	¥121.3	¥421.2	¥1,885.9	¥5.1	¥(59.6)	¥1,831.4
Fixed assets(3)	¥243.8	¥171.5	¥169.3	¥1.6	¥21.3	¥170.9	¥778.4	¥114.3	¥502.3	¥1,395.0
Increase in fixed assets(4)	¥49.8	¥35.8	¥46.1	¥0.5	¥11.5	¥32.5	¥176.2	¥28.2	¥29.3	¥233.7
Depreciation(4)	¥23.3	¥19.0	¥42.5	¥0.3	¥9.1	¥42.3	¥136.5	¥32.8	¥12.3	¥181.6
Fiscal year ended March 31, 2025:
Net revenue:	¥941.7	¥727.2	¥1,024.7	¥969.3	¥534.2	¥910.1	¥5,107.2	¥(339.5)	¥40.6	¥4,808.3
BK and TB(1):	390.2	499.7	835.8	27.0	139.3	811.1	2,703.1	(622.3)	72.0	2,152.8
Net interest income	307.4	268.0	512.3	28.0	25.8	423.7	1,565.2	103.1	88.6	1,756.9
Net fees	78.8	195.0	253.7	(0.9)	113.5	353.4	993.5	(24.8)	(14.7)	954.0
Other	4.0	36.7	69.8	(0.1)	—	34.0	144.4	(700.6)	(1.9)	(558.1)
Other than BK and TB	551.5	227.5	188.9	942.3	394.9	99.0	2,404.1	282.8	(31.4)	2,655.5
Operating expenses(2)	663.6	429.2	388.1	531.3	398.7	449.2	2,860.1	318.3	64.2	3,242.6
Operating profit (loss)	¥278.1	¥298.0	¥636.6	¥438.0	¥135.5	¥460.9	¥2,247.1	¥(657.8)	¥(23.6)	¥1,565.7
Fixed assets(3)	¥267.5	¥187.8	¥171.7	¥2.1	¥23.1	¥160.9	¥813.1	¥87.8	¥482.3	¥1,383.2
Increase in fixed assets(4)	¥50.3	¥37.2	¥45.0	¥0.6	¥7.7	¥26.5	¥167.3	¥25.5	¥39.6	¥232.4
Depreciation(4)	¥33.0	¥21.0	¥42.2	¥0.3	¥7.6	¥39.1	¥143.2	¥30.3	¥13.0	¥186.5
Fiscal year ended March 31, 2026:
Net revenue:	¥1,064.6	¥866.9	¥1,125.9	¥904.2	¥621.8	¥1,081.5	¥5,664.9	¥306.9	¥19.5	¥5,991.3
BK and TB(1):	458.0	619.5	923.3	34.0	159.7	970.8	3,165.3	(18.7)	(1.2)	3,145.4
Net interest income	365.4	366.2	539.9	35.8	38.7	477.3	1,823.3	56.7	33.9	1,913.9
Net fees	87.7	214.4	307.4	(1.7)	121.1	444.3	1,173.2	(15.3)	(23.9)	1,134.0
Other	4.9	38.9	76.0	(0.1)	(0.1)	49.2	168.8	(60.1)	(11.2)	97.5
Other than BK and TB	606.6	247.4	202.6	870.2	462.1	110.7	2,499.6	325.6	20.7	2,845.9
Operating expenses(2)	778.7	458.9	418.9	516.6	469.3	501.2	3,143.6	342.4	139.9	3,625.9
Operating profit (loss)	¥285.9	¥408.0	¥707.0	¥387.6	¥152.5	¥580.3	¥2,521.3	¥(35.5)	¥(120.4)	¥2,365.4
Fixed assets(3)	¥333.1	¥199.9	¥176.6	¥2.4	¥23.6	¥163.5	¥899.1	¥95.4	¥488.3	¥1,482.8
Increase in fixed assets(4)	¥82.3	¥44.8	¥44.8	¥0.9	¥8.2	¥28.5	¥209.5	¥34.2	¥41.8	¥285.5
Depreciation(4)	¥41.1	¥24.2	¥40.6	¥0.3	¥7.8	¥36.1	¥150.1	¥23.3	¥9.4	¥182.8

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Operating expenses primarily include salaries and employee benefits, outsourcing expenses, and amortization of intangible assets.
(3)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,505.4 billion as of March 31, 2024, ¥1,732.5 billion as of March 31, 2025 and ¥1,890.5 billion as of March 31, 2026, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(4)These amounts are related to the fixed assets of BK and TB included in the table above.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2024, 2025 and 2026 above to income before income tax expense shown in the accompanying consolidated statements of income and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with this change, the operating profit prepared in accordance with Japanese GAAP includes Krungsri's operating profit for the fifteen-month period of January 1, 2024 to March 31, 2025, while the income before income tax expense prepared in accordance with U.S. GAAP includes Krungsri's income before income tax expense for the twelve-month period of April 1, 2024 to March 31, 2025. The adjustment for the difference between the two is included in Other – net.

	2024	2025	2026
	(in billions)
Operating profit:	¥1,831	¥1,566	¥2,365
Provision for credit losses	(259)	(122)	(226)
Trading account losses—net	(1,073)	(160)	(644)
Equity investment securities gains (losses)—net	1,450	(706)	933
Debt investment securities gains (losses)—net	300	828	(127)
Foreign exchange gains (losses)—net	(426)	70	(433)
Equity in earnings of equity method investees—net	464	669	871
Impairment of goodwill	—	(150)	(97)
Impairment of intangible assets	(15)	(14)	(8)
Reversal of (provision for) off-balance sheet credit instruments	(33)	1	23
Other—net	(361)	(186)	(148)
Income before income tax expense	¥1,878	¥1,796	¥2,509
Fixed assets:	¥1,395	¥1,383	¥1,483
U.S. GAAP adjustments and other	1,269	1,498	1,643
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,664	¥2,881	¥3,126